GATX Corporation Master Trust	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
GATX Corporation Master Trust	GATX Corporation Master Trust
The Plan's investments are held in the GATX Corporation Master Trust (Master Trust) which was established for the investment of assets of the Plan and one other Company sponsored retirement savings plan. The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments and plan-specific expenses) that can be specifically identified and by allocating among both plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment of the assets of the Master Trust.
The following tables present the Master Trust balances and the Plan's interest in the Master Trust balances:

	December 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Mutual funds	$114,161,653	$17,043,745
GATX common stock fund	31,944,636	948,864
Collective trusts	141,449,235	5,807,606
Total investments at fair value	287,555,524	23,800,215
Plus:
Other receivables	918	27
Net assets at end of year	$287,556,442	$23,800,242

	December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Mutual funds	$98,986,627	$14,799,815
GATX common stock fund	30,869,976	1,229,888
Collective trusts	130,498,282	6,099,758
Total investments at fair value	260,354,885	22,129,461
Plus:
Other receivables	1,195	48
Net assets at end of year	$260,356,080	$22,129,509
The following table presents the net appreciation in fair value of investments and investment income of the Master Trust:

	Years Ended December 31
	2025	2024
Net appreciation in fair value of investments	$34,373,723	$34,703,767
Interest and dividend income	3,958,425	3,692,811
Total investment income	$38,332,148	$38,396,578